BUSINESS COMBINATIONS - Assets and Liabilities Acquired (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 21, 2016	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill		$ 8,019,849	$ 8,019,861	$ 7,992,700	$ 2,040,402
Cablevision Systems Corp.
Business Acquisition [Line Items]
Current assets	$ 1,923,071
Accounts receivable	271,305
Property, plant and equipment	4,864,621
Goodwill	5,842,172
Indefinite-lived cable television franchises	8,113,575
Other non-current assets	748,998
Current liabilities	(2,311,201)
Long-term debt	(8,355,386)
Deferred income taxes.	(6,832,773)
Other non-current liabilities	(189,355)
Total	9,958,323
Customer relationships | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible assets	4,850,000
Trade names | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 1,010,000
Finite-lived intangible asset, useful life	12 years
Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible assets	$ 23,296
Minimum | Cablevision Systems Corp.
Business Acquisition [Line Items]
Property, plant and equipment, useful life	2 years
Minimum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		8 years	8 years
Minimum | Customer relationships | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	8 years
Minimum | Trade names
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		2 years	2 years
Minimum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		1 year	1 year
Minimum | Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	1 year
Maximum | Cablevision Systems Corp.
Business Acquisition [Line Items]
Property, plant and equipment, useful life	18 years
Maximum | Customer relationships
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		18 years	18 years
Maximum | Customer relationships | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	18 years
Maximum | Trade names
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		5 years	5 years
Maximum | Amortizable intangible assets
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life		15 years	15 years
Maximum | Amortizable intangible assets | Cablevision Systems Corp.
Business Acquisition [Line Items]
Finite-lived intangible asset, useful life	15 years